Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
HSBC Radiant U.S. Smaller Companies Fund - Class I | HSBC Radiant U.S. Smaller Companies Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	31.86%	12.29%	9.89%
HSBC Radiant U.S. Smaller Companies Fund - A Shares | HSBC Radiant U.S. Smaller Companies Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	31.66%	11.72%	9.35%
Bloomberg US 2500 Growth Total Return Index [Member] | HSBC Radiant U.S. Smaller Companies Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Growth Total Return Index
Average Annual Return, Percent	35.61%	9.13%	9.58%
Bloomberg US 2500 Growth Total Return Index [Member] | HSBC Radiant U.S. Smaller Companies Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 2500 Growth Total Return Index
Average Annual Return, Percent	35.61%	9.13%	9.58%
Bloomberg US 3000 Total Return Index [Member] | HSBC Radiant U.S. Smaller Companies Fund Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Total Return Index
Average Annual Return, Percent	37.75%	14.57%	12.42%
Bloomberg US 3000 Total Return Index [Member] | HSBC Radiant U.S. Smaller Companies Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US 3000 Total Return Index
Average Annual Return, Percent	37.75%	14.57%	12.42%